Basis of presentation	3 Months Ended
Mar. 31, 2012
Basis of presentation
1.	Basis of presentation

MeadWestvaco Corporation (“MeadWestvaco”, “MWV”, or the “company”), a Delaware corporation formed in 2001 following the merger of Westvaco Corporation and The Mead Corporation, is a global packaging company that provides packaging solutions to many of the world’s brands in the healthcare, beauty and personal care, food, beverage, tobacco and home and garden industries. MWV’s other business operations serve the specialty chemicals and forestry and real estate markets. MWV’s segments are (i) Food & Beverage, (ii) Home, Health & Beauty (iii) Industrial, (iv) Specialty Chemicals, and (v) Community Development and Land Management.

These interim consolidated financial statements have not been audited. However, in the opinion of management, all normal recurring adjustments necessary to state fairly the financial position and the results of operations for the interim periods presented have been made. These interim consolidated financial statements have been prepared on the basis of accounting principles and practices generally accepted in the U.S. (“GAAP”) applied consistently with those used in the preparation of the consolidated financial statements included in the company’s Annual Report on Form 10-K for the year ended December 31, 2011, as well as the revisions to those financial statements that are included in Exhibit 99.1 to this Form 8-K.

Certain information and footnote disclosures normally included in annual financial statements presented in accordance with GAAP have been condensed or omitted. The consolidated results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. The accompanying consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the company’s Annual Report on Form 10-K for the year ended December 31, 2011 and the revisions to those financial statements and notes that are included in Exhibit 99.1 to this Form 8-K.

Effective January 1, 2012, MWV changed the segment reporting structure of its packaging businesses. The new segment reporting structure consists of three market-focused lines of business which are Food & Beverage, Home, Health & Beauty, and Industrial. These new reportable segments directly align with the profitable growth strategies MWV executes across global markets for beverage, food, tobacco, home and garden, beauty and personal care, healthcare, and industrial packaging and are consistent with how management now evaluates financial performance and makes resource allocation decisions for these businesses. Prior period information has been conformed to the new reporting structure. As a result of the above change in segment reporting, the company evaluated and changed the reporting units of its packaging businesses. Goodwill was allocated to the new reporting units using a relative fair value approach and based on management’s evaluation of the allocated goodwill as of January 1, 2012 there was no indication of impairment. Refer to Note 11 for further discussion.

On May 1, 2012, MeadWestvaco completed the spin-off of its Consumer & Office Products (“C&OP”) business and subsequent merger of that business with ACCO Brands Corporation. Certain prior period amounts have been reclassified in these consolidated financial statements to conform to the presentation of discontinued operations. Refer to Note 14 for further discussion.